COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Notes to Financial Statements
NOTE 9 - COMMITMENTS AND CONTINGENCIES

Employment agreements

In October 2015, the Company entered into an Employment Agreement (the “Employment Agreement”) with Mr. Brian Lukow, the CEO of the Company. As compensation for his services per the terms of the Employment Agreement, the Company shall pay $5,000 per month and 20,000 shares of the Company’s common stock calculated at $0.25 per share (see Note 7). The Employment Agreement may be terminated by either party upon two months written notice. On February 16, 2018, the Company amended this Employment Agreement to increase Mr. Lukow’s base salary from $5,000 to $8,000 per month. As of March 31, 2018, accrued salaries to Mr. Lukow amounted to $5,651 and was included in accounts payable and accrued liabilities as reflected in the accompanying consolidated balance sheets.

On January 31, 2018, the Company entered into a 5 year employment agreement with Mr. Howard Kra, the COO of the Company. As compensation for his services per the terms of the employment agreement, the Company shall pay $96,000 per annum and entitled to additional compensation of 1,000,000 shares of the Company’s common stock for the first 4 months and then 20,000 shares of the Company’s common stock every month thereafter (see Note 7). The employment agreement may be terminated by either party upon 14 days written notice. As of March 31, 2018, accrued salaries to Mr. Kra amounted to $8,000 and was included in accounts payable and accrued liabilities as reflected in the accompanying consolidated balance sheets.

Corporate director agreements

In October 2015, the Company entered into three corporate director agreements with Mr. Brian Lukow, Mr. Brian Gold and Ms. Aimee O’Brien to serve as members of the Company’s board of directors. The term of the agreements shall continue until September 30, 2016 unless earlier terminated by the Company. As compensation for their services per the terms of their respective corporate director agreements, the Company pays fees to i) Mr. Lukow of 2,000 shares of the Company’s common stock per month ii) Ms. O’Brien of 2,000 shares of the Company’s common stock per month and iii) Mr. Gold of 2,000 shares of the Company’s common stock per month during the month of service. Pursuant to the agreement, the director who will introduce and arrange for equity funding and acquisitions shall be entitled with a 10% commission fee as defined in the agreement.

Consulting agreements

In October 2016, the Company entered into a video production agreement with a third party vendor. The vendor provided production and post production services to the Company. The fees for such services were cash payment of $15,000 and 100,000 shares of the Company’s common stock. The Company has paid $15,000 during fiscal year 2017. The Company has not issued the 100,000 shares as of March 31, 2018 but has accrued the value of the 100,000 shares of common stock upon completion of the services which amounted to $4,000.

In November 2016, the Company entered into a Directors Loan-Out Agreement (the “Director Agreement”) with a movie directing company for directing services with regards to a theatrical motion picture entitled Crazy for the Boys (the “Picture”). The term of this agreement shall continue until the completion of all the movie director’s required services on the Picture. The Organizer of CFTB GA is a manager of the movie directing company. The Company agreed to pay the following:

a)	Guaranteed Compensation: $100,000 upon commencement of the official pre-production, beginning with a 5% deposit upon execution of this agreement and the full balance shall be paid no later than the delivery of the movie director’s final cut of the Picture. The Company has paid the $100,000 during fiscal year 2017 and was included in production film cost.

b)	Contingent Compensation: Subject to the production and release of the Picture. The movie director shall be entitled to receive as contingent compensation an amount equal to 5% of the net profits of the Picture, if any. Such contingent compensation is considered a participation cost which is recognized evenly as the ultimate revenues are earned in accordance with ASC 926.

c)	Box Office Bonuses upon meeting certain box office sales threshold as defined in this agreement.

In January 2017, the Company entered into a Producer Agreement (the “Producer Agreement”) with a producer to render all services that are customarily rendered by producers of first-class feature-length motion pictures. The term of this agreement shall continue until the completion of all the producer’s required services on the Picture. The Organizer of CFTB GA is also the producer. The Company agreed to pay the following:

a)	Fixed Compensation of $75,000 payable during the pre-production, production and post production stage of the Movie as reflected in the Producer Agreement. The Company has paid the $75,000 during fiscal year 2017 and was included in production film cost.

b)	Contingent Compensation: Subject to the production and release of the Picture. The producer shall be entitled to receive as contingent compensation an amount equal to 2% of the producer’s net proceeds of the Picture, if any. Such contingent compensation is considered a participation cost which is recognized evenly as the ultimate revenues are earned in accordance with ASC 926.

In July 2017, the Company entered into an Executive Producer Agreement (the “Executive Producer Agreement”) with an executive producer to provide executive producing services, which are usually and customarily performed by executive producers in the motion picture industry. The term of this agreement shall continue until the completion of all the executive producer’s required services on the Picture. The Company agreed to pay the following:

a)	Fixed Compensation of $50,000 payable in five equal installments.

b)	Adjusted gross receipts: The executive producer shall be entitled to receive 2% of adjusted gross receipts with a cap of $100,000 as defined in the Executive Producer Agreement. Such contingent compensation is considered a participation cost which is recognized evenly as the ultimate revenues are earned in accordance with ASC 926.

In February 2018, the Company entered into a 24 month consulting agreement for investor relations services. The consultant shall receive compensation of 25,000 shares of the Company’s common stock per month. This consulting agreement may be terminated by either party upon 30 days written notice.

Loan agreements

In June 2017, in connection with a loan agreement (see Note 5), through the Company’s majority owned subsidiary, CFTB GA, the Company agreed to 1) issue a note payable of $25,000 to the lender and 2) the lender shall be entitled to a 50% net profit from the Movie. In the event, the loan gets repaid, the lender’s percentage ownership will decrease to 37%. However, the percentage of ownership shall remain at 50% if such additional loan was not paid within 90 days. Additionally, the initial proceeds of $300,000 received from the lender is accounted for as liability or debt to be paid through the profit share arrangement (see Note 5).

In July 2017, the Company entered into an Agreement, to extend the maturity date of a loan into December 1, 2017 from August 15, 2017 and to release a guarantee arrangement. In consideration for extending the maturity date to December 1, 2017 and the release of the guarantee, the Company shall pay i) $25,000 ii) 6% of adjusted gross revenue from the Movie as defined in the Agreement and iii) shall be first position of senior secured creditor after repayment of a loan to a certain lender as defined in the Agreement (see Note 5).

Operating Lease

In December 2015, the Company through its wholly owned subsidiaries, Tween Entertainment, executed a month to month operating lease agreement located in Boca Raton, Florida. The lease is for a period of 12 months commencing in December 2015 and expiring in December 2016. The lease requires the Company to pay a monthly rent of $1,000. The Company terminated the month to month lease agreement for the Boca Raton office in February 2016.

In December 2015, the Company through its wholly owned subsidiaries, Tween Entertainment, executed a month to month operating lease agreement with the CEO of the Company. The lease premise is located in Mt. Kisco, New York and the initial term was for a period of 12 months commencing in December 2015 and expiring in December 2016. The lease is currently on a month to month lease. The lease requires the Company to pay a monthly rent of $1,000. Rent expense was $6,000 and $6,000 for the six months ended March 31, 2018 and 2017 respectively.

Employment agreement

In October 2015, the Company entered into an Employment Agreement (the “Employment Agreement”) with Mr. Brian Lukow, the CEO of the Company. As compensation for his services per the terms of the Employment Agreement, the Company shall pay $5,000 per month and 20,000 shares of the Company’s common stock calculated at $0.25 per share. The Employment Agreement may be terminated by either party upon two months written notice. As of September 30, 2017, accrued salaries to Mr. Lukow amounted to $5,051 and was included in accounts payable and accrued liabilities as reflected in the accompanying consolidated balance sheets.

Corporate director agreements

In October 2015, the Company entered into three corporate director agreements with Mr. Brian Lukow, Mr. Brian Gold and Ms. Aimee O’Brien to serve as members of the Company’s board of directors. The term of the agreements shall continue until September 30, 2016 unless earlier terminated by the Company. As compensation for their services per the terms of their respective corporate director agreements, the Company pays fees to i) Mr. Lukow of 2,000 shares of the Company’s common stock per month ii) Ms. O’Brien of 2,000 shares of the Company’s common stock per month and iii) Mr. Gold of 2,000 shares of the Company’s common stock per month during the month of service. Pursuant to the agreement, the director who will introduce and arrange for equity funding and acquisitions shall be entitled with a 10% commission fee as defined in the agreement.

Consulting agreements

In October 2016, the Company entered into a video production agreement with a third party vendor. The vendor provided production and post production services to the Company. The fees for such services were cash payment of $15,000 and 100,000 shares of the Company’s common stock. The Company has paid $15,000 as of September 30, 2017. The Company has not issued the 100,000 shares as of September 30, 2017 but has accrued the value of the 100,000 shares of common stock upon completion of the services which amounted to $4,000.

In November 2016, the Company entered into a Directors Loan-Out Agreement (the “Director Agreement”) with a movie directing company for directing services with regards to a theatrical motion picture entitled Crazy for the Boys (the “Picture”). The term of this agreement shall continue until the completion of all the movie director’s required services on the Picture. The Organizer of CFTB GA is a manager of the movie directing company. The Company agreed to pay the following:

a)	Guaranteed Compensation: $100,000 upon commencement of the official pre-production, beginning with a 5% deposit upon execution of this agreement and the full balance shall be paid no later than the delivery of the movie director’s final cut of the Picture. The Company has paid the $100,000 as of September 30, 2017 and was included in production film cost.

b)	Contingent Compensation: Subject to the production and release of the Picture. The movie director shall be entitled to receive as contingent compensation an amount equal to 5% of the net profits of the Picture, if any. Such contingent compensation is considered a participation cost which is recognized evenly as the ultimate revenues are earned in accordance with ASC 926.

c)	Box Office Bonuses upon meeting certain box office sales threshold as defined in this agreement.

In January 2017, the Company entered into a Producer Agreement (the “Producer Agreement”) with a producer to render all services that are customarily rendered by producers of first-class feature-length motion pictures. The term of this agreement shall continue until the completion of all the producer’s required services on the Picture. The Organizer of CFTB GA is also the producer. The Company agreed to pay the following:

a)	Fixed Compensation of $75,000 payable during the pre-production, production and post production stage of the Movie as reflected in the Producer Agreement. The Company has paid the $75,000 as of September 30, 2017 and was included in production film cost.

b)	Contingent Compensation: Subject to the production and release of the Picture. The producer shall be entitled to receive as contingent compensation an amount equal to 2% of the producer’s net proceeds of the Picture, if any. Such contingent compensation is considered a participation cost which is recognized evenly as the ultimate revenues are earned in accordance with ASC 926.

In July 2017, the Company entered into an Executive Producer Agreement (the “Executive Producer Agreement”) with an executive producer to provide executive producing services, which are usually and customarily performed by executive producers in the motion picture industry. The term of this agreement shall continue until the completion of all the executive producer’s required services on the Picture. The Company agreed to pay the following:

a)	Fixed Compensation of $50,000 payable in five equal installments. The Company has paid $10,000 and recorded $20,000 in accrued expenses for services rendered as of September 30, 2017 which were included in production film cost.

b)	Adjusted gross receipts: The executive producer shall be entitled to receive 2% of adjusted gross receipts with a cap of $100,000 as defined in the Executive Producer Agreement. Such contingent compensation is considered a participation cost which is recognized evenly as the ultimate revenues are earned in accordance with ASC 926.

Loan agreements

In June 2017, in connection with a loan agreement (see Note 6), through the Company’s majority owned subsidiary, CFTB GA, the Company agreed to 1) issue a note payable of $25,000 to the lender and 2) the lender shall be entitled to a 50% net profit from the Movie. In the event, the loan gets repaid, the lender’s percentage ownership will decrease to 37%. However, the percentage of ownership shall remain at 50% if such additional loan was not paid within 90 days. Additionally, the initial proceeds of $300,000 received from the lender is accounted for as liability or debt to be paid through the profit share arrangement (see Note 6).

In July 2017, the Company entered into an Agreement, to extend the maturity date of a loan into December 1, 2017 from August 15, 2017 and to release a guarantee arrangement. In consideration for extending the maturity date to December 1, 2017 and the release of the guarantee, the Company shall pay i) $25,000 ii) 6% of adjusted gross revenue from the Movie as defined in the Agreement and iii) shall be first position of senior secured creditor after repayment of a loan to a certain lender as defined in the Agreement (see Note 6).

Operating Lease

In December 2015, the Company through its wholly owned subsidiaries, Tween Entertainment, executed a month to month operating lease agreement located in Boca Raton, Florida. The lease is for a period of 12 months commencing in December 2015 and expiring in December 2016. The lease requires the Company to pay a monthly rent of $1,000. The Company terminated the month to month lease agreement for the Boca Raton office in February 2016.

In December 2015, the Company through its wholly owned subsidiaries, Tween Entertainment, executed a month to month operating lease agreement with the CEO of the Company. The lease premise is located in Mt. Kisco, New York and the initial term was for a period of 12 months commencing in December 2015 and expiring in December 2016. The lease is currently on a month to month lease. The lease requires the Company to pay a monthly rent of $1,000. Rent expense was $12,000 and $6,700 for the year ended September 30, 2017 and 2016 respectively.